SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Gross proceeds on cash commission		$ 523,000	$ 148,000
Net proceeds		18,497,000	4,792,000
Fair value of the RSUs vested, share-based payments		1,107,000	1,080,000
Fair value of stock options granted, share-based payments	$ 361,000	$ 362,000	$ 777,000
Common shares issued		1,030,362,000
Restricted Share Units		0	1,481,000,000
weighted average fair value per share			$ 1.64
Share-based payments		$ 1,469,000	$ 1,857,000	$ 937,000
Cantor Fitzgerald Canada Corporate [Member]
Statement [Line Items]
Common shares issued for services			675,145,000
Share Capital Three [Member]
Statement [Line Items]
Share capital, amount		1,278,000	$ 650,000
Share Capital And Share-Based Payment [Member]
Statement [Line Items]
Capitalized to exploration and evaluation assets			0
Equity Reserves
Statement [Line Items]
Gross proceeds on cash commission		$ 824,000	$ 3,356,000
Common shares issued		1,030,362,000	4,195,072,000
Exercise of warrants		1,030,362,000	4,195,072,000
Share-based payments		$ 1,911,000	$ 6,112,000
Cash commission, percent		2.75%	3.00%
Realized loss on exercise of warrants		$ 1,106,000	$ 2,733,000
Common stock, shares issued during period upon exercise of RSUs, shares		1,330,167,000
Common stock upon exercise of RSUs, value		$ 1,278,000
Market offering under prospectus supplements, shares		10,050,000,000	6,730,054,000
Market offering under prospectus supplements, amount		$ 19,020,000	$ 4,940,000
Additional share issuance cost		400,000	106,000
Proceeds from excercise of warrants		824,000
Foreign exchange amount		(19,000)	69,000
Treasury shares
Statement [Line Items]
Gross proceeds on cash commission		$ 237,000	$ 300,000
Common shares issued		264,000,000	464,122,000
Exercise of warrants		264,000,000	464,122,000
Share-based payments		$ 364,000	$ 416,000
Realized loss on exercise of warrants		127,000	116,000
Capitalized to exploration and evaluation assets			0
Share capital
Statement [Line Items]
Gross proceeds on cash commission		$ 237,000	$ 28,000
Common shares issued		264,000,000	48,000,000
Exercise of warrants		264,000,000	48,000,000
Share-based payments		$ 364,000	$ 43,000
Fair value upon issuance of warrants		$ 127,000	$ 15,000